SUPPLEMENTAL BALANCE SHEET INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Reserve for bad debt:
Balance at the beginning of the period	$ 776	$ 830	$ 659
Provision for (recovery of) bad debt	205	106	206
Write-off of bad debt	(39)	(160)	(35)
Balance at the end of the period	942	776	830
Prepaid expenses and other:
Restricted cash	28,989	16,015
Prepaid insurance	15,522	10,117
Deferred mobilization	19,809	8,512
Prepaid value added tax	1,470	3,884
Other	8,903	11,208
Total prepaid expenses and other	74,693	49,736
Accrued liabilities:
Accrued operating costs	37,645	50,415
Payroll and employee benefits	52,187	43,077
Taxes payable, other than income tax	35,842	37,789
Accrued income taxes	1,325	17,075
Deferred mobilization	13,351	11,281
Self-insurance liabilities	5,611	5,452
Deferred income	11,280	4,073
Other	19,374	23,736
Total accrued liabilities	176,615	192,898
Noncurrent liabilities - Other:
Pension and other non-qualified retirement plans	40,142	50,225
Self-insurance liabilities	12,385	13,780
Deferred mobilization	19,364	12,033
Deferred income	6,766	10,569
Uncertain tax positions including interest and penalties	12,184	9,829
Other	7,552	7,849
Total noncurrent liabilities - other	$ 98,393	$ 104,285